Costs (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Crops	$ 351,246,000,000	$ 284,117,000,000	$ 357,115,000,000
Sugarcane	62,753,000,000	96,128,000,000	88,186,000,000
Cattle	109,216,000,000	59,724,000,000	47,470,000,000
Supplies	104,752,000,000	68,715,000,000	74,114,000,000
Advertising and brokerage fees	32,337,000,000	29,377,000,000	31,274,000,000
At Cost [Member]
Statement [Line Items]
Other operative costs	493,000,000	521,000,000	425,000,000
Cost of property operations	493,000,000	521,000,000	425,000,000
Crops	294,071,000,000	230,286,000,000	314,246,000,000
Sugarcane	50,129,000,000	84,183,000,000	78,440,000,000
Cattle	97,066,000,000	49,946,000,000	37,990,000,000
Supplies	90,201,000,000	60,733,000,000	67,431,000,000
Consignment	34,966,000,000	51,518,000,000	17,463,000,000
Advertising and brokerage fees	30,004,000,000	29,221,000,000	28,955,000,000
Agricultural rental and other services	4,143,000,000	10,106,000,000	14,391,000,000
Cost of sales and services from agricultural business	600,580,000,000	515,993,000,000	558,916,000,000
Trading properties and developments	16,457,000,000	22,395,000,000	9,463,000,000
Rental and services	181,878,000,000	165,699,000,000	140,302,000,000
Hotel operations, tourism services and others	69,178	57,605,000,000	53,867,000,000
Cost of sales and services from sales and services from urban properties and investment business	258,513,000,000	245,699,000,000	203,632,000,000
Total costs	$ 859,586,000,000	$ 762,213,000,000	$ 762,973,000,000